Other Non-Current Assets - Summary of Other Non-Current Assets (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Non-current Assets Table [line items]
Tax receivable	$ 94	$ 74